Employee Benefits - Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Average length of obligation (years)	10 years 10 months 28 days	11 years 9 months 25 days
Rate of increase in salaries
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	5.20%	4.47%
Rate of increase in pensions
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Rate of increase in post-mortem pensions
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	0.00%	0.00%
Rate of increase in medical services
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	7.65%	7.65%
Inflation assumption
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Rate of increase in basic basket for active personnel
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	5.00%	5.00%
Rate of increase in basic basket for retired personnel
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Rate of increase in gas and gasoline
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Discount and return on plan assets rate
Disclosure of defined benefit plans [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	11.28%	9.42%